Related Party Transactions and Licensing / Research Agreements:	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 6 – Related Party Transactions and Licensing / Research Agreements:

Two directors of the Company, James Gottlieb and William Singer, are also directors of BRNI. One of those directors, Mr. Singer, is the president of BRNI. BRNI is a stockholder of a corporation, Neuroscience Research Ventures, Inc. (“NRVI”), which owned 37.6% of the Company's outstanding common stock as of December 31, 2014.

Effective October 31, 2012, Neurotrope BioScience executed a Technology License and Services Agreement with BRNI, a related party, and NRV II, LLC, another affiliate of BRNI (the “BRNI License Agreement”). Under the terms of the BRNI License Agreement, BRNI provides research services and granted Neurotrope BioScience the exclusive and nontransferable license right to certain patent and intellectual property which became effective upon the Neurotrope BioScience’s completion of a Series A Preferred Stock financing generating net proceeds to Neurotrope BioScience of at least $8,000,000 on February 28, 2013. The BRNI License Agreement terminates on the later of the date (a) the last of the licensed patent expires, is abandoned, or is declared unenforceable or invalid or (b) the last of the intellectual property enters the public domain.

The research services provided under the BRNI License Agreement commenced on April 2, 2012. The BRNI License Agreement requires Neurotrope BioScience to reimburse BRNI for services rendered (the “Services Reimbursement”) on a pro-rated, 30-month basis, with respect to the period of time elapsed from April 2, 2012 through the date of the Series A Preferred Stock financing on February 28, 2013. BRNI charged Neurotrope BioScience $266,666 from January 1, 2013 to February 28, 2013.

After the initial Series A Preferred Stock financing, the BRNI License Agreement requires Neurotrope BioScience to enter into scope of work agreements with BRNI as the preferred service provider, for any research and development services or other related scientific assistance and support services. Neurotrope BioScience is not permitted to engage any other person other than BRNI to perform research or development services or other related scientific assistance without prior written consent of BRNI, except under certain circumstances. BRNI and Neurotrope may agree to have a third party provide services identical or similar to such services to Neurotrope in the case where BRNI is demonstrably unable to do so or such third party is demonstrably in a superior position to do so.

In addition, the BRNI License Agreement requires the Company to pay BRNI a “Fixed Research Fee,” commencing the date that the Company completes a Series B Preferred Stock financing resulting in net proceeds of at least $25,000,000 (the “Series B Financing”). The fixed research fee is (a) a pro-rata amount of $1,000,000 in the year the Company completes such financing (b) $1,000,000 per year for five calendar years subsequent to such financing and (c) an annual fixed research fee in an amount to be negotiated and agreed upon no later than 90 days prior to the end of the fifth calendar year following the completion of such financing to be paid with respect to each remaining calendar year during the term of the BRNI License Agreement. The Company has not yet completed this Series B Financing (see Note 9) and, accordingly, no such fees are due.

The BRNI License Agreement also requires the payment of royalties ranging between 2% and 5% of the Company’s revenues generated from the licensed patents and other intellectual property, dependent upon the percentage ownership that NRVI holds in the Company. Under the BRNI License Agreement, the Company is required to prepay royalty fees at a rate of 5% of all investor funds raised in the Series A or Series B Preferred Stock financings or any subsequent rounds of financing prior to a public offering, less commissions. On March 25, 2013, the Company prepaid $409,549 in royalties under the BRNI License Agreement and paid the remainder due of $60,349 in July 2013 relating to the May 7, 2013 Series A Preferred Stock financing. On August 29, 2013, the Company paid $520,252 in prepaid royalties relating to the August 23, 2013 Series A Preferred Stock financing. On October 4, 2013, the Company paid $48,600 in prepaid royalties relating to the Series A Preferred Stock financing. These royalties were expensed in “general and administrative expenses – related party” in the statement of operations as there is no guarantee that sales will be achieved and royalties warranted.

Effective August 28, 2013, Neurotrope BioScience signed a statement of work (“SOW”) with BRNI pursuant to the BRNI License Agreement for the further development of its Alzheimer’s disease (“AD”) diagnostic product. Pursuant to the SOW, Neurotrope BioScience paid BRNI a total of $1,645,470 in 12 equal monthly installments of $137,123, payable on the first business day of each month. These payments are for operating expenses associated with BRNI’s diagnostic laboratories. Operating expenses that are incurred in excess of this total amount are the responsibility of BRNI unless prior approval is obtained from Neurotrope BioScience. The SOW may be extended if BRNI provides Neurotrope BioScience with two months advanced notice that the SOW objectives are not met within the initial 12 month period. As of December 31, 2014, BRNI did provide Neurotrope BioScience with the requisite notice to extend the term of the SOW. The parties have negotiated the terms of such extension.

Subsequent to the year ended December 31, 2014 and effective as of October 31, 2012, Neurotrope BioScience entered into an Amended and Restated Technology License and Services Agreement with BRNI and NRV II, LLC on February 4, 2015 (the “Amended and Restated BRNI License”). The agreement further amended and restated that certain Technology License and Services Agreement executed as of October 31, 2012. Pursuant to the Amended and Restated BRNI License, Neurotrope BioScience and BRNI entered into a new Statement of Work and Account Satisfaction Agreement dated February 4, 2015 (the “February 2015 SOW”). The February 2015 SOW is effective as of October 1, 2014 and continues until September 30, 2015. Neurotrope BioScience is obligated to pay $2.54 million pursuant to the February 2015 SOW (See Subsequent Events – Note 12). For the years ended December 31, 2014, Neurotrope BioScience incurred $600,000 in expenses relating to the February 2015 SOW, of which $400,000 was paid in 2014, and the remaining $200,000 was paid in 2015.

Effective November 13, 2013, Neurotrope BioScience agreed to another SOW with in which Neurotrope BioScience contracted for the further development of its AD therapeutic product. Pursuant to this SOW, Neurotrope BioScience paid BRNI $251,939 for related personnel and research services. Neurotrope BioScience expensed this entire amount in the year ended December 31, 2013. No additional expense relating to this SOW was incurred during the year ended December 31, 2014.

On March 12, 2014, Neurotrope BioScience signed an additional SOW with BRNI to continue pre-clinical activities relating to the commercialization of Neurotrope BioScience’s therapeutic product. Neurotrope BioScience paid BRNI the entire total pursuant to this SOW of approximately $465,000 for these services during the year ended December 31, 2014.